Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Payables and Accruals [Abstract]
Accrued audit fees	$ 8,800	$ 12,500	$ 12,500
Accrued expenses	10,786	11,069
Share subscription receipts in advance	156,226	18,097
Total payables and accrued liabilities	$ 175,812	$ 41,666	$ 15,286